Leases - Summary of gross investment and present value of minimum lease payment of finance lease (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Gross investment and present value of minimum lease payment of finance lease [Line Items]
Gross investment	₩ 2,075,637	₩ 1,725,690
Unrealized interest income	202,734	134,773
Present value of minimum lease payment	1,872,903	1,590,917
Less than 1 year
Gross investment and present value of minimum lease payment of finance lease [Line Items]
Gross investment	654,159	635,826
Unrealized interest income	82,286	65,349
Present value of minimum lease payment	571,873	570,477
1~2 years
Gross investment and present value of minimum lease payment of finance lease [Line Items]
Gross investment	477,216	470,800
Unrealized interest income	55,860	39,631
Present value of minimum lease payment	421,356	431,169
2~3 years
Gross investment and present value of minimum lease payment of finance lease [Line Items]
Gross investment	379,998	308,999
Unrealized interest income	36,353	18,738
Present value of minimum lease payment	343,645	290,261
3~4 years
Gross investment and present value of minimum lease payment of finance lease [Line Items]
Gross investment	312,014	191,257
Unrealized interest income	20,816	6,606
Present value of minimum lease payment	291,198	184,651
4~5 years
Gross investment and present value of minimum lease payment of finance lease [Line Items]
Gross investment	250,568	113,638
Unrealized interest income	7,415	4,417
Present value of minimum lease payment	243,153	109,221
Later than 5 years
Gross investment and present value of minimum lease payment of finance lease [Line Items]
Gross investment	1,682	5,170
Unrealized interest income	4	32
Present value of minimum lease payment	₩ 1,678	₩ 5,138